As filed with the Securities and Exchange Commission May 10, 2013

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 408

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 409
_____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Stacy Fuller, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Copies to:
Lina Bhatnagar
Atlantic Fund Administration LLC
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on May 15, 2013, pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Monongahela All Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 396 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 25, 2013, accession number 0001435109-13-000048 (“PEA No. 396”).

Part B: The Statement of Additional Information for Monongahela All Cap Value Fund is incorporated herein by reference to PEA No. 396.

Part C:  Incorporated herein by reference to PEA No. 396.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 408 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 15, 2013, the effectiveness of the registration statement for Monongahela All Cap Value Fund, filed in Post-Effective Amendment No. 396 on February 25, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on May 10, 2013.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on May 10, 2013.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.